NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
NOTE PAYABLE
NOTE 9. NOTE PAYABLE

Note payable consists of:

	March 31, 2020	December 31, 2019
Amount due to a former Bellissima consultant pursuant to a Settlement and Release Agreement dated February 7, 2019, due December 31, 2019	$15,000	$40,000
Total	$15,000	$40,000

Effective October 4, 2018, the then remaining debt and accrued interest thereon was satisfied through (1) the issuance of a total of 2,077,994 shares of our Series E convertible preferred stock (which are convertible into a total of 831,198 shares of common stock) plus warrants to acquire 831,198 shares of our common stock (for $519,499 debt and accrued interest), (2) the issuance of a total of 122,510 shares of our common stock (for $76,569 debt and accrued interest), and (3) cash (for $90,296 debt and accrued interest).

At December 31, 2019, note payable consists of:

Amount due to a former Bellissima consultant pursuant to a Settlement and Release Agreement dated February 7, 2019, due December 31, 2019	$40,000

Total	$40,000